Capital and Risk Management - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($) yr	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	$ 73,090,851		$ 72,106,449	$ 77,318,811
Liabilities	78,730,111		67,819,676	65,860,292
Net loss	(11,023,121)	$ (9,751,609)	(44,699,313)	(34,860,963)	$ (27,894,834)
Cash and cash equivalents	1,873,021	$ 309,425	4,588,057	1,110,889	$ 529,190	$ 1,325,794
Working Capital Deficit	51,422,591		42,108,177
Current assets	18,368,479		21,907,442	15,195,235
Current liabilities	$ 69,791,070		64,015,619	28,247,937
Liquidity risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents			4,588,057	1,110,889
Working Capital Deficit			42,108,177	13,052,702
Current assets			6,712,207
Current liabilities			35,767,682
Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets			14,554,193	8,291,005
Liabilities			11,685,160	16,398,521
Net loss			$ 143,452	$ 405,376
Average foreign exchange rate | yr			5
Credit risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loss rate			1.00%